Acquisitions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended
	Apr. 06, 2021	Jan. 11, 2021	Jun. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Share based compensation arrangement share based payment award vesting period			6 years
Goodwill			$ 4,880
Research and Development Expense [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Asset				$ 5,000
Uber Elevate [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		$ 77,600
Non cash compensation expense		$ 7,500
Convertible preferred note interest rate		5.00%
Business combination, estimated fair value of acquiree		$ 20,000
Business combination fair return on investments		35.00%
Decrease in preliminary value percentage of intangible assets		23.00%
Preliminary value percentage of intangible assets		37.00%
Discount rate		25.00%
Goodwill			4,900
Uber Elevate [Member] | Contractual Agreement Assets [Member]
Business Acquisition [Line Items]
Business combinagtion, fair value assets acquired		$ 49,500
Estimated fair value of contractual agreement asset		$ 49,500
Uber Elevate [Member] | Contractual Agreement Assets [Member] | Acquired Current Liabilities [Member]
Business Acquisition [Line Items]
Payment to acquire research and development of assets in process	$ 100
Uber Elevate [Member] | Contractual Agreement Assets [Member] | Acquired Current Assets [Member]
Business Acquisition [Line Items]
Payment to acquire research and development of assets in process	$ 100
Uber Elevate [Member] | Other Non Cash Expense [Member]
Business Acquisition [Line Items]
Non cash compensation expense			3,700
Uber Elevate [Member] | Research and Development Expense [Member]
Business Acquisition [Line Items]
Non cash compensation expense			3,300
Uber Elevate [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Non cash compensation expense			$ 400
Uber Elevate [Member] | Series C redeemable convertible preferred stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions		2,581,285
Business combination, share price		$ 30.07
Debt Conversion, Converted Instrument, Amount		$ 75,000
Convertible preferred note interest rate		5.00%
Convertible perferred note maturity term		2 years
Convertible preferred note, face amount		$ 74,500
Convertible preferred note, premium		$ 500
Share based compensation arrangement share based payment award vesting period				6 years
Uber Elevate [Member] | Series C redeemable convertible preferred stock [Member] | Contractual Agreement Assets [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions	774,385
Cash payments	$ 5,000
Compensation for future employment	23,900
Fair Value Of Aggregate With Business Acquisitions	$ 23,900